ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
Subsidiaries of Company

As of December 31, 2014, the Company operated primarily through the following subsidiaries:

Name of Company	Place and Date of Incorporation / Acquisition	Attributable Equity Interest Held	Principal Activity
WuXi AppTec (BVI) Inc. (“WXAT BVI”)	British Virgin Islands June 3, 2004	100%	Holding company of People’s Republic of China(“PRC”) subsidiaries
WuXi AppTec Co., Ltd. (“WXAT”)	PRC July 13, 2005	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Shanghai) Co., Ltd. (“WASH”)	PRC April 2, 2002	100%	Laboratory services to pharmaceutical and biotechnology industries
Shanghai SynTheAll Pharmaceutical Co., Ltd. (“STA”)	PRC January 23, 2003	100%	Pharmaceutical manufacturing
WuXi AppTec (Suzhou) Co., Ltd. (“WASZ”)	PRC October 8, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXiAppTec (Tianjin) Co., Ltd. (“WATJ”)	PRC June 5, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec Holding Company, Inc. (“AppTec Holding”)	United States of America (“United States” or “U.S.”) January 3, 2008	100%	Holding company of U.S. subsidiaries
WuXi AppTec, Inc. (“AppTec”)	United States January 3, 2008	100%	Laboratory services to biotechnology and medical device industries
WX (BVI), Ltd.	British Virgin Islands July 4, 2008	100%	Holding company of European subsidiaries
Kaipara Enterprises Ltd.	Cyprus July 14, 2008	100%	Shell company
Klivia Investments Sp. Z o.o.	Poland July 31, 2008	100%	Intermediate holding company
WuXi AppTec Biopharmaceuticals Co., Ltd. (“WABIO”)	PRC May 25, 2010	100%	Biologics manufacturing
WuXi AppTec (Wuhan) Co., Ltd. (“WAWH”)	PRC November 30, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries
Shanghai AppTec (HK) Ltd.	Hong Kong December 10, 2010	100%	Shell company
Global Bond Investments Ltd.	Hong Kong December 8, 2010	100%	Investment management
Chemdepo, Inc. (“Chemdepo”)	United States March 30, 2011	100%	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries
WuXi AppTec UK, Inc. (“AppTec UK”)	United Kingdom January 17, 2011	100%	Sales company
WuXi AppTec Sales, LLC (“AppTec Sales”)	United States January 19, 2011	100%	Sales company
STA Pharmaceutical Hong Kong Ltd. (“STA HK”)	Hong Kong April 12, 2011	100%	Sales company
Shanghai STA Pharmaceutical R&D Co., Ltd. (“STA R&D”)	PRC April 15, 2011	100%	Pharmaceutical process development and manufacturing
WuXi PharmaTech Investment Holdings (Cayman) Inc.	United States May 24, 2011	100%	Investment holding company
WuXi PharmaTech Investments (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Fund I General Partner L.P.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Investment Management (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Healthcare Fund I L.P.	Cayman Islands May 24, 2011	100%	Corporate venture investment (U.S. dollar fund)
Wuxi AppTec Investment & Development Co., Ltd.	PRC June 29, 2011	100%	Investment management
WuXi AppTec Biomedical Investment Management L.P.	PRC July 18, 2011	100%	Investment management
WuXi AppTec Equity Investment Management Co., Ltd.	PRC August 11, 2011	100%	Investment management
WuXi AppTec Investment Fund I L.P.	PRC August 16, 2011	100%	Corporate venture investment (RMB fund)
Abgent, Inc.	United States October 14, 2011	100%	Biologics reagent research and sales
Abgent Europe Ltd.	United Kingdom October 14, 2011	100%	Biologics reagent sales
Abgent Biotechnology (Suzhou) Co., Ltd. (“Abgent Suzhou”)	PRC October 14, 2011	100%	Biologics reagent development and production
MedKey Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research
SynTheAll (Changzhou) Pharmaceutical R&D Co., Ltd	PRC December 15, 2011	100%	Pharmaceutical manufacturing
MedIShine Discovery, Inc.	PRC December 16, 2011	100%	Testing services (no activity in 2014)
WuXi AppTec (Hong Kong) Ltd.	Hong Kong March 26, 2012	100%	Sales company
WuXi AppTec (Suzhou) Testing Technology Co., Ltd.	PRC May 30, 2012	100%	Testing services
WuXi AppTec (Haimen) Co., Ltd.	PRC July 2, 2012	100%	Pharmaceutical manufacturing (no activity in 2014)
Changzhou SynTheAll Pharmaceutical Co., Ltd.	PRC September 29, 2013	100%	Pharmaceutical manufacturing (no activity in 2014)
WuXi Biologics Holdings Co., Ltd.	PRC August 14, 2014	100%	Sales company
WuXi AppTec LN (Cayman) Inc.	Cayman Islands July 23, 2014	100%	Shell company
LabNetwork B.V.	Netherlands December 12, 2014	100%	E-commerce
LabNetwork Inc.	United States November 14, 2014	100%	E-commerce
XenoBiotic Laboratories, Inc.	United States September 30, 2014	100%	Testing services
Sino Path Holdings Ltd.	British Virgin Islands September 30, 2014	100%	Sales company
XBL (BVI) Ltd.	British Virgin Islands September 30, 2014	100%	Sales company
XBL-HK, Ltd.	Hong Kong September 30, 2014	100%	Sales company
XBL-China, Inc.	PRC September 30, 2014	100%	Testing services
WuXi AppTec (Shanghai) Investment Management Co., Ltd.	PRC September 19, 2014	100%	Investment management
WuXi AppTec Lab Testing and Diagnosis (Shanghai) Co., Ltd.	PRC October 17, 2014	100%	Testing services
WuXi Genomics, Inc.	Cayman Islands December 18, 2014	100%	Investment management
WuXi Biologics (Cayman) Inc.	Cayman Islands February 27, 2014	100%	Shell company
WuXi Biologics (Hong Kong) Ltd.	Hong Kong May 12, 2014	100%	Sales company

The Company, together with its subsidiaries, is principally engaged in providing laboratory and manufacturing services to support research and development for pharmaceutical, biotechnology and medical device companies.